Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 116,249	$ 8,132,103	$ 8,624,334
Interest expense of finance leases	31,286,261	973,842	1,385,292
Interest on borrowings	312,779,581	308,747,957	271,831,465
Total interest costs	344,182,091	317,853,902	281,841,091
Total interest costs capitalized	(214,694,686)	(204,078,542)	(182,595,395)
Interest expense, net	$ 129,487,405	$ 113,775,360	$ 99,245,696